Annual Fund Operating Expenses - BlackRock Short Maturity Bond ETF - BlackRock Short Maturity Bond ETF	Mar. 01, 2021 [1]
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.26%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.25%

[1]	The expense information in the table has been restated to reflect current fees.